Offsets	Jun. 18, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-3
File Number	333-292032
Initial Filing Date	Dec. 10, 2025
Fee Offset Claimed	$ 526.84
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.001 per share
Explanation for Claimed Amount	The Registrant’s Registration Statement on Form S-3 (Registration No. 333-292032) was initially filed on December 10, 2025. At the time of filing, the Registrant paid a fee of $828.45 for a transaction with the Total Offering Amount of $5,998,923.45. As described in Table 1, the revised Total Offering Amount is $3,814,895.45 or $2,184,028 less. Therefore, the Registrant has overpaid the filing fees for the current transaction by $301.61 and claims a fee offset of $526.84.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Tenon Medical, Inc.
Form or Filing Type	S-3
File Number	333-292032
Filing Date	Dec. 10, 2025
Fee Paid with Fee Offset Source	$ 828.45